Intangible Assets, Net - Schedule of Company's Amortization Expense (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Twelve months ending December 31, 2024	$ 12,884
Twelve months ending December 31, 2025	12,490
Twelve months ending December 31, 2026	8,158
Twelve months ending December 31, 2027	8,158
Twelve months ending December 31, 2028	559
Thereafter	13,593
Total intangible assets, net	$ 55,842	$ 33,944